Basis of preparation and presentation of the consolidated financial statements and significant accounting policies - Additional Information (Detail) R$ in Thousands		12 Months Ended
	Mar. 06, 2024	Dec. 31, 2023 BRL (R$) Installments	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Cumulative translation adjustments | R$		R$ 0	R$ 0	R$ 304,645	R$ 231,596
Statutory tax rates in Brazil		34.00%	34.00%	34.00%
Borrowings, maturity date	March 6,2025
Average term of maturity of financial liabilities of customers | Installments		50
Average rate of financial liabilities of customers		13.70%
IRPJ [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Statutory tax rates in Brazil		25.00%
CSLL [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Statutory tax rates in Brazil		9.00%
Bottom of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Terms of reseller financing		12 months
Top of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Terms of reseller financing		60 months
Reseller financing rate per month		1.00%
Weighted average [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Terms of reseller financing		40 months